FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC  20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:  June 30, 2008

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                            Name: Tyndall Capital Partners, L.P.

           Address: 599 Lexington Avenue, Suite 4100, New York, New York  10022
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                         Form 13F File Number: 28-10427
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Jeffrey S. Halis
         -----------------------

Title:
         -----------------------

Phone:   212-446-2460
         -----------------------

Signature, Place, and Date of Signing:


/s/ Jeffrey S. Halis                  New York, New York        August 14, 2008
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number:  28-  None
                       ------------

Name:
       --------------------

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   55
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Form 13F Information Table Value Total:   $ 403,635 (thousands)
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List of Other Included Managers:   None


                                         Provide a numbered  list of the name(s)
                                         and Form  13F  file  number(s)  of  all
                                         institutional  investment managers with
                                         respect  to which this report is filed,
                                         other  than  the  manager  filing  this
                                         report.  [If  there  are  no entries in
                                         this list, state "NONE"  and  omit  the
                                         column headings and list entries.]

          No.   None
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          Form 13F File Number:  28-
--------------------------------------------------------------------------------

          Name:
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

                           FORM 13F INFORMATION TABLE


                                     Tyndall
                                    FORM 13F
                                  June 30, 2008


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    Column 1                    Column 2         Column 3     Column 4      Column 5         Column 6   Column 7        Column 8

                                Title of                       Value   Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class           CUSIP        (x$1000) Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC                  COM             02209S103      10029     487,800  SH       Sole                  487,800
ANADARKO PETE CORP                COM             032511107      87808   1,173,282  SH       Sole                1,173,282
AQUILA INC                        COM             03840P102       1180     313,036  SH       Sole                  313,036
ASSISTED LIVING CONCPT NEV N      CL A            04544X102       4906     892,050  SH       Sole                  892,050
ASSOCIATED BANC CORP              COM             045487105        548      28,408  SH       Sole                   28,408
BEACON FED BANCORP INC            COM             073582108       5028     492,950  SH       Sole                  492,950
BIOGEN IDEC INC                   COM             09062X103      10605     189,740  SH       Sole                  189,740
BROOKDALE SR LIVING INC           COM             112463104        611      30,000  SH       Sole                   30,000
CARDINAL HEALTH INC               COM             14149Y108        774      15,000  SH       Sole                   15,000
CELESTICA INC                     SUB VTG SHS     15101Q108        400      47,423  SH       Sole                   47,423
CIENA CORP                        COM NEW         171779309        614      26,516  SH       Sole                   26,516
COLONIAL BANKSHARES INC           COM             195572102       2144     190,631  SH       Sole                  190,631
CONEXANT SYSTEMS INC              COM             207142308        170      37,783  SH       Sole                   37,783
DANVERS BANCORP INC               COM             236442109        110      10,000  SH       Sole                   10,000
DEUTSCHE TELEKOM AG               SPONSORED ADR   251566105       1439      87,912  SH       Sole                   87,912
DISCOVER FINL SVCS                COM             254709108      19254   1,461,949  SH       Sole                1,461,949
ERIE INDTY CO                     COM             29530P102      65030   1,409,102  SH       Sole                1,409,102
EXPEDIA INC DEL                   COM             30212P105        695      37,788  SH       Sole                   37,788
FAIR ISAAC CORP                   COM             303250104        792      38,131  SH       Sole                   38,131
FIFTH THIRD BANCORP               COM             316773100        446      43,852  SH       Sole                   43,852
FIRST AMERN CORP CALIF            COM             318522307      17200     651,500  SH       Sole                  651,500
FIRST BANCTRUST CORP              COM             31868F102        355      39,753  SH       Sole                   39,753
FIRST CTZNS BANCSHARES INC N      CL A            31946M103        896       6,423  SH       Sole                    6,423
FIRST FED BANKSHARES INC DEL      COM             32020V100        139      21,193  SH       Sole                   21,193
FIRST FINANCIAL NORTHWEST IN      COM             32022K102      13278   1,337,200  SH       Sole                1,337,200
GARMIN LTD                        ORD             G37260109       1285      30,000  SH       Sole                   30,000
GENERAL ELECTRIC CO               COM             369604103       2629      98,520  SH       Sole                   98,520
GREENLIGHT CAPITAL RE LTD         CLASS A         G4095J109       1143      50,000  SH       Sole                   50,000
HEADWATERS INC                    COM             42210P102       1143      97,097  SH       Sole                   97,097
HERITAGE FINL GROUP               COM             42725U109       4719     401,268  SH       Sole                  401,268




IAC INTERACTIVECORP               COM NEW         44919P300        729      37,788  SH       Sole                   37,788
ITT EDUCATIONAL SERVICES INC      COM             45068B109      16939     205,000  SH       Sole                  205,000
JP MORGAN CHASE & CO              COM             46625H100       1029      30,000  SH       Sole                   30,000
KEARNY FINL CORP                  COM             487169104       5502     500,145  SH       Sole                  500,145
KRAFT FOODS INC                   CL A            50075N104       6576     231,125  SH       Sole                  231,125
LAKE SHORE BANCORP INC            COM             510700107        589      68,774  SH       Sole                   68,774
LEHMAN BROS HLDGS INC             COM             524908100       1981     100,000  SH       Sole                  100,000
MEDICIS PHARMACEUTICAL CORP       CL A NEW        584690309       6197     298,238  SH       Sole                  298,238
NEW YORK CMNTY BANCORP INC        COM             649445103       1317      73,825  SH       Sole                   73,825
NORTHWEST BANCORP INC PA          COM             667328108      12396     568,113  SH       Sole                  568,113
PATHFINDER BANCORP INC            COM             70320A103        235      32,000  SH       Sole                   32,000
PG&E CORP                         COM             69331C108       9084     228,866  SH       Sole                  228,866
PHILIP MORRIS INTL INC            COM             718172109      24092     487,800  SH       Sole                  487,800
PSB HLDGS INC                     COM             69360W108        730      81,237  SH       Sole                   81,237
RIVER VY BANCORP                  COM             768475105        670      44,732  SH       Sole                   44,732
SANMINA SCI CORP                  COM             800907107        429     334,783  SH       Sole                  334,783
SIERRA PAC RES NEW                COM             826428104       3186     250,700  SH       Sole                  250,700
SYMANTEC CORP                     COM             871503108        369      19,065  SH       Sole                   19,065
TEXAS INSTRS INC                  COM             882508104        531      18,850  SH       Sole                   18,850
TFS FINL CORP                     COM             87240R107       8724     752,737  SH       Sole                  752,737
TRIPLE-S MGMT CORP                CL B            896749108      16220     992,058  SH       Sole                  992,058
UNITED CMNTY BANCORP              COM             90984H103       1396     177,589  SH       Sole                  177,589
VISA INC                          COM CL A        92826C839        610       7,500  SH       Sole                    7,500
WAYNE SVGS BANCSHARES INC NE      COM             94624Q101       1451     154,720  SH       Sole                  154,720
WILEY JOHN & SONS INC             CL A            968223206      27283     605,888  SH       Sole                  605,888